Acquisition of Customers (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Sep. 30, 2022	Mar. 31, 2021
Acquisition of Customers (Details) [Line Items]
Acquired amount			$ 1.8
Consideration amount		$ 59.0	$ 59.0
Reachnet Cable Services Private Limited [Member]
Acquisition of Customers (Details) [Line Items]
Inventory net	$ 18.0			$ 36.0